Segment information - Segment Revenue and Assets by Geography (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenue	€ 13,763	€ 10,606	€ 12,017
Non-current assets other than financial instruments and deferred tax assets	23,044	15,128
Europe
Disclosure of geographical areas [line items]
Revenue	11,584	10,606	12,017
Non-current assets other than financial instruments and deferred tax assets	15,225	15,128
Iberia
Disclosure of geographical areas [line items]
Revenue	2,495	2,173	2,784
Non-current assets other than financial instruments and deferred tax assets	6,644	6,696
Germany
Disclosure of geographical areas [line items]
Revenue	2,335	2,270	2,432
Non-current assets other than financial instruments and deferred tax assets	3,077	3,138
Great Britain
Disclosure of geographical areas [line items]
Revenue	2,613	2,203	2,412
Non-current assets other than financial instruments and deferred tax assets	2,680	2,432
France
Disclosure of geographical areas [line items]
Revenue	1,813	1,709	1,897
Non-current assets other than financial instruments and deferred tax assets	887	920
Belgium/Luxembourg
Disclosure of geographical areas [line items]
Revenue	926	892	1,002
Non-current assets other than financial instruments and deferred tax assets	600	621
Netherlands
Disclosure of geographical areas [line items]
Revenue	557	529	602
Non-current assets other than financial instruments and deferred tax assets	432	441
Norway
Disclosure of geographical areas [line items]
Revenue	391	423	437
Non-current assets other than financial instruments and deferred tax assets	247	233
Sweden
Disclosure of geographical areas [line items]
Revenue	375	337	366
Non-current assets other than financial instruments and deferred tax assets	379	396
Iceland
Disclosure of geographical areas [line items]
Revenue	79	70	85
Non-current assets other than financial instruments and deferred tax assets	34	31
Other unallocated
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments and deferred tax assets	245	220
Total API
Disclosure of geographical areas [line items]
Revenue	2,179	0	0
Non-current assets other than financial instruments and deferred tax assets	7,819	0
Australia
Disclosure of geographical areas [line items]
Revenue	1,359	0	0
Non-current assets other than financial instruments and deferred tax assets	5,356	0
New Zealand and Pacific Islands
Disclosure of geographical areas [line items]
Revenue	377	0	0
Non-current assets other than financial instruments and deferred tax assets	1,751	0
Indonesia and Papua New Guinea
Disclosure of geographical areas [line items]
Revenue	443	0	€ 0
Non-current assets other than financial instruments and deferred tax assets	€ 712	€ 0